Related party and party-in-interest transactions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions [Text Block]
NOTE E - RELATED PARTY AND
PARTY-IN-INTEREST
TRANSACTIONS
Empower Trust Company is the trustee and custodian of the Plan for all Plan assets including those invested in the CoreCivic, Inc. common stock. Therefore, transactions with these parties qualify as party-in-interest
transactions. The Plan also held notes receivable from participants which also qualify as party-in-interest
transactions.
All transactions in the CoreCivic, Inc. common stock qualify as party-in-interest
transactions because the Company is the plan sponsor. For the years 2025 and 2024, no dividends were paid. The Plan held 1,038,074.298694 and 1,171,310.698673 shares valued at $19,837,600 and $25,464,294 as of December 31, 2025 and 2024, respectively. For the year ended December 31, 2025, the Plan purchased 65,794.562369 shares and sold 199,030.962348 shares.